Investment Securities (Fair Value and Gross Unrealized Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available for sale:
Fair value, less than 12 months	$ 2,559,042	$ 1,094,992
Unrealized losses, less than 12 Months	(52,862)	(9,387)
Fair value, 12 months or more	402,147	1,460,634
Unrealized losses, 12 Months or More	(17,973)	(37,440)
Fair value, total	2,961,189	2,555,626
Unrealized losses, total	(70,835)	(46,827)
Residential mortgage-backed securities
Available for sale:
Fair value, less than 12 months	2,513,872	1,083,137
Unrealized losses, less than 12 Months	(52,245)	(9,333)
Fair value, 12 months or more	396,695	1,454,550
Unrealized losses, 12 Months or More	(17,675)	(37,224)
Fair value, total	2,910,567	2,537,687
Unrealized losses, total	(69,920)	(46,557)
Obligations of states and political subdivisions
Available for sale:
Fair value, less than 12 months	31,104	6,814
Unrealized losses, less than 12 Months	(433)	(19)
Fair value, 12 months or more		544
Unrealized losses, 12 Months or More		(6)
Fair value, total	31,104	7,358
Unrealized losses, total	(433)	(25)
Equity securities
Available for sale:
Fair value, less than 12 months	14,066	5,041
Unrealized losses, less than 12 Months	(184)	(35)
Fair value, 12 months or more	5,452	5,540
Unrealized losses, 12 Months or More	(298)	(210)
Fair value, total	19,518	10,581
Unrealized losses, total	$ (482)	$ (245)